Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 14,612,382	$ 2,258,028	¥ 14,303,746
Financial liabilities	12,486,410	1,929,505	10,699,413
Foreign Exchange Forward Contract [Member] | Derivative Financial Liabilities [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			999
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,793,343	1,204,293	7,005,234
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,258	$ 967	9,235
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,258
Significant observable inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member] | Derivative Financial Liabilities [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			999
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 7,793,343		¥ 7,005,234